Business Combinations & Asset Acquisitions (Details) - Schedule of Fair Value of Net Assets Acquired by Business Acquisitions - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 233,352
Property, plant and equipment	6,265
Technology	1,169,000
Trade names and trademarks	546,000
Goodwill	2,171,526	$ 2,171,526	$ 2,171,526	$ 0
Total assets	4,126,143
Liabilities
Accounts payable and other accrued expenses	180,117
Deferred revenue	136,568
Deferred tax liability	409,458
Total liabilities	726,143
Total net assets acquired	3,400,000
Cash Paid at Closing	3,400,000
Total purchase price	$ 3,400,000